Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets :
Cash and cash equivalents	$ 1,912	$ 1,892
Restricted cash	3	7
Short-term deposits	0	67
Marketable securities	413	1,052
Trade accounts receivable, net	1,046	1,230
Inventories	1,531	1,497
Deferred tax assets	141	218
Assets held for sale	28	28
Other current assets	506	609
Total current assets	5,580	6,600
Goodwill	1,059	1,054
Other intangible assets, net	645	731
Property, plant and equipment, net	3,920	4,046
Non-current deferred tax assets	332	329
Restricted cash	5	0
Non-current marketable securities	0	72
Other long-term investments	121	161
Other non-current assets	432	356
Total non-current assets	6,514	6,749
Total assets	12,094	13,349
Current liabilities:
Bank overdrafts	7	0
Short-term debt	733	720
Trade accounts payable	656	1,233
Other payables and accrued liabilities	976	1,004
Dividends payable to stockholders	88	62
Deferred tax liabilities	14	7
Accrued income tax	95	96
Total current liabilities	2,569	3,122
Long-term debt	826	1,050
Post-retirement benefit obligations	409	326
Long-term deferred tax liabilities	21	59
Other long-term liabilities	273	295
Total non-current liabilities	1,529	1,730
Total liabilities	4,098	4,852
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,559,805 shares issued, 884,995,094 shares outstanding)	1,156	1,156
Capital surplus	2,544	2,515
Retained earnings	3,504	3,241
Accumulated other comprehensive income	670	979
Treasury stock	(271)	(304)
Total parent company stockholders' equity	7,603	7,587
Noncontrolling interest	393	910
Total equity	7,996	8,497
Total liabilities and equity	$ 12,094	$ 13,349